Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Investments
Interest income	¥ 53,724	¥ 7,382	¥ 383
Held to maturity investment, gross unrecognized holding gain	13,474	6,239	582
Recognized credit loss	0	0	0
Available-for-sale investments	31,536			$ 4,320
Available-for-sale investments noncurrent	31,536	0
Available-for-sale, allowance for credit loss	0	0	0
Other long-term investments
Impairment loss related to investments measured at cost	¥ 1,000	¥ 13,343	¥ 0
Investment, Type [Extensible Enumeration]	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember